Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity

19. STOCKHOLDERS’ EQUITY

As of December 31, 2013, 89,900,453 shares of common stock were issued on the accompanying consolidated balance sheet, which excludes 3,378,764 unvested shares of common stock held by certain participants in the Company’s equity compensation plan (see Note 18—Equity Compensation) and includes 1,500,000 shares of treasury stock held by the Company (see Secondary Offering and Concurrent Share Repurchase discussion which follows).

Stock Split

On April 7, 2013, the Company’s Board of Directors authorized an eight-for-one split of the Company’s common stock, which was effective on April 8, 2013. The Company retained the current par value of $0.01 per share for all shares of common stock after the stock split, and accordingly, stockholders’ equity on the accompanying consolidated balance sheets and the consolidated statements of changes in stockholders’ equity reflects the stock split. The Company’s historical share and per share information has been retroactively adjusted to give effect to this stock split.

Contemporaneously with the stock split, the Company’s Board of Directors approved an increase in the number of authorized shares of common stock to 1 billion shares. Additionally, upon the consummation of the initial public offering, the Board of Directors authorized 100,000,000 shares of preferred stock at a par value of $0.01 per share.

Initial Public Offering and Use of Proceeds

On April 24, 2013, the Company completed its initial public offering of its common stock in which it offered and sold 10,000,000 shares of common stock and the selling stockholders offered and sold 19,900,000 shares of common stock including, 3,900,000 shares of common stock pursuant to the exercise in full of the underwriters’ option to purchase additional shares. The shares offered and sold in the offering were registered under the Securities Act pursuant to the Company’s Registration Statement on Form S-1, which was declared effective by the SEC on April 18, 2013. The common stock is listed on the New York Stock Exchange under the symbol “SEAS”.

The Company’s shares of common stock were sold at an initial public offering price of $27.00 per share, which generated net proceeds of approximately $245,400 to the Company after deducting underwriting discounts and commissions, expenses and transaction costs. The Company did not receive any proceeds from shares sold by the selling stockholders. The Company used a portion of the net proceeds received in the offering to redeem $140,000 in aggregate principal amount of its Senior Notes at a redemption price of 111.0% plus accrued and unpaid interest thereon, pursuant to a provision in the indenture governing the Senior Notes that permits the Company to redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of certain equity offerings. In addition, the Company used approximately $46,300 of the net proceeds received from the offering to make a one-time payment to an affiliate of Blackstone in connection with the termination of the 2009 Advisory Agreement (see Note 16—Related-Party Transactions). Of the net proceeds received from the offering, $37,000 was used to repay a portion of the outstanding indebtedness under the Term B Loan.

Secondary Offering and Concurrent Share Repurchase

On December 17, 2013, the selling stockholders completed an underwritten secondary offering of 18,000,000 shares of common stock at a price of $30.00 per share. The selling stockholders received all of the net proceeds from the offering and no shares were sold by the Company. The Company incurred fees and expenses of $1,407 in connection with the secondary offering which is shown as secondary offering expenses on the accompanying consolidated statement of comprehensive income for the year ended December 31, 2013.

Concurrently with the closing of the secondary offering, the Company repurchased 1,500,000 shares of its common stock directly from the selling stockholders in a private, non-underwritten transaction. All repurchased shares are recorded as treasury stock at a cost of $44,163 and reflected as a reduction to stockholders’ equity at December 31, 2013 on the accompanying consolidated balance sheet.

Dividends

In September 2011 and March 2012, respectively, the Company declared a $110,100 and $500,000 cash dividend to its common stockholders, which at that time consisted of entities controlled by certain affiliates of Blackstone. These dividends were considered a return of capital for both accounting and tax purposes.

In 2013, the Company’s Board of Directors (the “Board”) adopted a policy to pay, subject to legally available funds, a regular quarterly dividend. The Board declared quarterly cash dividends of $0.20 per share to all common stockholders of record at the close of business on June 20, September 20 and December 20, 2013, which were paid on July 1, 2013, October 1, 2013 and January 3, 2014, respectively. As the Company had an accumulated deficit at the time the June 20 dividend was declared, this dividend was accounted for as a return of capital and recorded as a reduction to additional paid-in capital on the accompanying consolidated statement of changes in stockholders’ equity.

On March 4, 2014, the Board declared a cash dividend of $0.20 per share to all common stockholders of record at the close of business on March 20, 2014, payable on April 1, 2014.

Unvested restricted shares carry dividend rights and therefore the dividends are payable as the shares vest in accordance with the underlying stock compensation grants. As of December 31, 2013, the Company had $17,939 of cash dividends payable recorded as dividends payable in the accompanying consolidated balance sheet, of which $17,680 was paid on January 3, 2014 and the remainder will be paid as certain restricted shares vest. Accumulated dividends on the 2.25x and 2.75x Performance Restricted shares, including the 2.25x and 2.75x Performance Restricted Omnibus shares (collectively, the “Performance Restricted shares”), were approximately $883 for each tranche and will accumulate and be paid only if and to the extent the Performance Restricted shares vest in accordance with their terms. The Company has not recorded a payable related to these dividends as the vesting of the Performance Restricted shares is not probable.

Other

In 2011, the Company sold 233,920 shares of common stock to the Partnership (not in thousands) for net cash consideration of $2,736.